Related Party Transactions (Details Narrative) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 07, 2020	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2020
Related Party Transaction [Line Items]
Description Of Agreement With Related Party				In September 2024, the Company entered into a Global Transaction Agreement (the “Himalaya Agreement”) with Himalaya. BioAtla and Himalaya had previously entered into an Amended and Restated Exclusive Rights Agreement (the “Amended Rights Agreement”) in January of 2020. Pursuant to the Amended Rights Agreement, Himalaya controls rights to develop, manufacture and commercialize certain assets, including BA3362 which was licensed to Context (see Note 9), in certain territories as further specified in the Amended Rights Agreement. Pursuant to the Himalaya Agreement, Himalaya consented to BioAtla’s execution and performance of the Agreement, and granted to BioAtla an exclusive, worldwide, sublicensable license for those impacted products and intellectual property. Further, as set forth in the Amended Rights Agreement and further clarified in the Himalaya Agreement, BioAtla agreed to pay, subject to any applicable tax withholdings, to Himalaya (i) a mid-teens percentage of all upfront payments and development milestones received by BioAtla from Context under the Context License Agreement; and (ii) a specified percentage of any and all sales milestones and/or royalties based upon Net Sales (as defined in the Context License Agreement) in the People’s Republic of China and the Special Administrative Regions of Hong Kong, Macao and Taiwan that BioAtla receives from Context under the Context License Agreement.		In September 2024, the Company entered into a Global Transaction Agreement (the “Himalaya Agreement”) with Himalaya. BioAtla and Himalaya had previously entered into an Amended and Restated Exclusive Rights Agreement (the “Amended Rights Agreement”) in January of 2020. Pursuant to the Amended Rights Agreement, Himalaya controls rights to develop, manufacture and commercialize certain assets, including BA3362 which was licensed to Context (see Note 9), in certain territories as further specified in the Amended Rights Agreement. Pursuant to the Himalaya Agreement, Himalaya consented to BioAtla’s execution and performance of the Agreement, and granted to BioAtla an exclusive, worldwide, sublicensable license for those impacted products and intellectual property. Further, as set forth in the Amended Rights Agreement and further clarified in the Himalaya Agreement, BioAtla agreed to pay, subject to any applicable tax withholdings, to Himalaya (i) a mid-teens percentage of all upfront payments and development milestones received by BioAtla from Context under the Context License Agreement; and (ii) a specified percentage of any and all sales milestones and/or royalties based upon Net Sales (as defined in the Context License Agreement) in the People’s Republic of China and the Special Administrative Regions of Hong Kong, Macao and Taiwan that BioAtla receives from Context under the Context License Agreement.
Research and Development Expense		$ 3,342	$ 13,684	$ 7,924	$ 26,039	$ 43,573	$ 63,095
Options Grants Related To Royalty Payments Period	10 years
Share of Royalties under Royalty Sharing Agreement								50.00%
Inversagen LLC [Member]
Related Party Transaction [Line Items]
Options Grants Related To Royalty Payments Period	10 years
Himalaya Therapeutics SEZC [Member]
Related Party Transaction [Line Items]
Description Of Agreement With Related Party						In January 2024, the Company entered into an amended Clinical Trial Services Agreement (as so amended, the “Clinical Trial Services Agreement”) with Himalaya Therapeutics SEZC (“Himalaya”). Under the Clinical Trial Services Agreement, BioAtla paid Himalaya for services related to the initiation of clinical trials for evalstotug in China for a period of 12 months. All payments have been made under the Clinical Trial Services Agreement as of December 31, 2024.
Research and Development Expense						$ 300	$ 2,200
Himalaya Therapeutics SEZC [Member]
Related Party Transaction [Line Items]
Research and Development Expense		1,000		1,000
Due to Related Party		$ 300		$ 300